Form N-1A Cover	Jul. 28, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	DATUM ONE SERIES TRUST
Entity Central Index Key	0001806095
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 28, 2025
Prospectus Date	Jul. 29, 2025